               SUPPLEMENT DATED MARCH 10, 2006 TO THE PROSPECTUSES
                                DATED MAY 2, 2005

                            JNL(R) VARIABLE FUND LLC

Please note that the changes apply to your variable annuity product(s).

The section entitled "HYPOTHETICAL PERFORMANCE DATA FOR JNL/MELLON CAPITAL MANAGEMENT STRATEGIES" and the chart that follows should be deleted in its entirety and replaced with the following:

                        HYPOTHETICAL PERFORMANCE DATA FOR
                    JNL/MELLON CAPITAL MANAGEMENT STRATEGIES

Certain aspects of the investment strategies for the Dow(SM) 10 Fund, the S&P(R) 10 Fund, the Global 15 Fund, the 25 Fund, the Select Small-Cap Fund, the Nasdaq(R) 15 Fund, the Value Line(R) 25 Fund, the VIP Fund, the JNL 5 Fund, and the Dow(SM) Dividend Fund (JNL/Mellon Capital Management Funds) can be demonstrated using historical data. The following table provides the hypothetical performance of the investment strategies used by each JNL/Mellon Capital Management Fund (the "Fund(s)") for the periods prior to the inception dates of the Funds and the actual performance of the Funds following their inception dates and the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index and the Russell 2000 Index for both the hypothetical and historical periods for the Funds. (See "Description of the Indices" above). Please note that the Indices do not reflect any deduction for fees, expenses or taxes and would be lower if they did. The table also shows how hypothetical and historical performance varies from year to year. Please note that return data was generated mechanically and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical information for the Funds assumes that each investment strategy was fully invested as of the beginning of each year and that each Stock Selection Date was the first business day of the year. The hypothetical and historical performance information does take into consideration fund operating expenses. However, it does not take into consideration any portfolio trading costs, sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, nor taxes. Any of such charges will lower the returns shown. (See the prospectuses for the applicable Fund and Contract). The hypothetical information provided below also does not reflect that the Sub-Adviser may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The results would be different if the cash positions were reflected.

In preparing the hypothetical performance reports, Mellon Capital Management Corporation made various assumptions about how the strategies would have been implemented historically. Mellon Capital Management Corporation's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical results shown could have been achieved with actual trading or that other assumptions would have produced identical results.

The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

The hypothetical returns shown below for the Funds do not represent the results of actual trading and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used during the periods shown to actually manage Fund assets.

The hypothetical and historical returns shown below for the Funds are not a guarantee of future performance and should not be used to predict the expected returns for a specific Fund. The hypothetical and historical returns shown below do indicate the significant variation in returns among the several Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical and historical Fund under-performed its respective index in certain years.

                    HYOTHETICAL COMPARISON OF TOTAL RETURNS

------------------------------------------------------------------------------------------------------------------------------------
                              Select Small-
                    DowSM 10       Cap       S&P 10     Global 15      JNL 5    Nasdaq(R)  Value Line(R)               Dow Dividend
 25 Strategy        Strategy    Strategy*  Strategy    Strategy     Strategy*   Strategy   25 Strategy   VIP Strategy*   Strategy



                                                                                                                      Hypothetical
                          Hypothetical Performance                              Hypothetical Performance               Performance

                                 (1986-1999)                                           (1986-2004)                     (1992-2005)
                                                                                                                        The fund
                           Historical Performance                                Historical Performance                 commenced
                                 (2000-2005)                                             (2005)                        operations
                  The funds commenced operations on 7/6/99             The funds commenced operations on 10/04/04       1/17/2006
------------------------------------------------------------------------------------------------------------------------------------
  1986         28.36%      34.69%      9.45%      33.68%      42.28%      29.72%        8.26%      26.22%      25.70%            - %
  1987         17.09%      19.40%     -2.42%       3.52%      27.49%      13.04%       18.61%      15.05%      16.50%            - %
  1988         35.91%      25.71%     25.99%      19.58%      25.37%      26.53%        7.85%       6.69%      14.96%            - %
  1989         21.42%      26.22%     23.34%      44.93%      17.77%      26.76%       44.48%      42.40%      33.56%            - %
  1990         -6.82%      -8.40%    -11.25%       3.13%       2.03%      -4.24%       -6.50%       6.25%      -2.24%            - %
  1991         40.56%      34.53%     52.01%      17.32%      42.79%      37.47%       88.34%      64.10%      50.13%            - %
  1992         14.76%       8.29%     12.54%      21.89%      25.59%      16.64%        4.55%       5.62%       2.42%         16.70%
  1993         16.85%      27.63%     18.30%      32.22%      67.43%      32.51%       31.12%      11.91%      21.09%         23.66%
  1994          1.58%       3.11%     -2.94%       4.61%      -5.50%       0.19%        0.98%       2.84%       2.04%         -2.10%
  1995         32.70%      35.66%     46.17%      27.58%      12.67%      30.98%       60.33%      43.45%      45.97%         44.25%
  1996         16.35%      27.63%     19.64%      27.91%      21.92%      22.72%       26.79%      44.31%      28.26%         27.22%
  1997         33.02%      21.10%     20.62%      35.16%      -0.08%      21.99%       33.92%      39.68%      28.94%         37.57%
  1998         10.30%       9.95%     13.87%      49.44%      12.46%      19.23%      104.56%      92.36%      53.06%         -2.87%
  1999          1.86%       2.97%     22.63%      16.66%      14.46%      11.74%      101.87%     100.38%      51.46%         -3.17%
---------============================================================
  2000   -4.34%**    5.15%**     22.21%**   8.23%**     -2.78%**           4.86%      -20.47%     -19.57%       0.95%         21.46%
  2001         14.23%      -2.83%     -3.90%     -21.39%      -0.69%      -2.11%      -33.72%       0.07%      -8.78%         28.98%
  2002        -11.69%      -9.87%    -17.68%     -18.07%     -13.82%     -12.09%      -27.09%     -20.17%     -12.59%         -2.45%
  2003         32.83%      25.75%     48.04%      18.94%      33.16%      34.45%       32.26%      43.24%      32.09%         38.46%
  2004         21.90%       2.87%     12.58%      17.67%      28.11%      21.22%        2.25%      15.47%      16.68%         14.87%
                                                                    ==================================================
  2005         -2.93%      -5.67%      8.92%      37.26%      10.19%      10.75%       -1.01%      38.80%       9.78%          4.62%
------------------------------------------------------------------------------------------------------------------------------------

                     6 Year Historical Annualized Return                   1 Year Historical Annualized Return
                                 (2000-2005)                                             (2005)
----------------------------------------------------------------------------------------------------------------------
                7.19%       1.96%      9.83%       4.99%       7.74%      10.75%       -1.01%      38.80%       9.78%
----------------------------------------------------------------------------------------------------------------------

                          14 Year Annualized Return                             19 Year Annualized Return
                       Hypothetical Annualized Return                        Hypothetical Annualized Return
                                 (1986-1999)                                           (1986-2004)
----------------------------------------------------------------------------------------------------------------------
               18.05%      18.40%     16.54%      23.32%      20.56%      16.57%       19.28%      23.53%      19.39%
----------------------------------------------------------------------------------------------------------------------   14 Year
                                                                                                                       Hypothetical
                          20 Year Annualized Return                             20 Year Annualized Return               Annualized
          (Combined hypothetical and historical annualized returns) (Combined hypothetical and historical annualized      Return
                                 (1986-2005)                                      returns) (1986-2005)                  (1992-2005)
------------------------------------------------------------------------------------------------------------------------------------
               14.68%      13.21%     14.48%      17.51%      16.56%      16.27%       18.17%      24.25%      18.89%         16.55%
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------
             S&P 500  Russell 2000   DJIA                   Hang Seng
              Index      Index       Index  FT 30 Index       Index

---------------------------------------------------------------------
  1986         18.31%      5.96%      26.37%      24.29%     51.26%
  1987          5.11%     -8.25%       5.48%      37.49%     -8.08%
  1988         16.65%     25.04%      16.43%       6.89%     21.80%
  1989         31.54%     15.77%      31.87%      22.74%     10.21%
  1990         -3.16%    -19.75%      -0.81%      10.21%     11.72%
  1991         30.56%     46.00%      24.48%      15.17%     48.03%
  1992          7.72%     18.47%       7.36%      -2.01%     32.40%
  1993         10.01%     18.98%      16.89%      19.27%    121.82%
  1994          1.30%     -1.88%       4.97%       1.60%    -29.08%
  1995         37.50%     28.34%      36.89%      17.98%     27.21%
  1996         23.11%     16.46%      29.10%      20.02%     37.71%
  1997         33.29%     22.28%      24.80%      16.64%    -17.78%
  1998         28.70%     -2.53%      18.20%      12.58%     -2.28%
  1999         21.07%     21.17%      26.92%      14.61%     74.11%
---------------------------------------------------------------------
  2000         -9.18%     -2.87%      -4.83%     -16.66%     -8.89%
  2001        -11.91%      2.49%      -5.50%     -23.64%    -22.62%
  2002        -22.10%    -20.44%     -14.79%     -29.23%    -15.65%
  2003         28.72%     47.29%      28.32%      26.44%     39.28%
  2004         10.88%     18.33%       5.31%      20.63%     17.03%

  2005          4.91%      4.55%       1.72%      11.28%      8.88%
---------------------------------------------------------------------

                          6 Year Annualized Return
                                (2000-2005)
---------------------------------------------------------------------
               -1.15%      6.30%       0.87%      -4.38%      0.90%
---------------------------------------------------------------------

                   14 Year Annualized Return (1986-1999)
---------------------------------------------------------------------
               18.03%     12.06%      18.69%      15.14%     21.77%
---------------------------------------------------------------------

                   19 Year Annualized Return (1986-2004)
---------------------------------------------------------------------
               12.30%     10.61%      13.67%       8.78%     15.43%
---------------------------------------------------------------------

                   20 Year Annualized Return (1986-2005)
---------------------------------------------------------------------
               11.92%     10.30%      13.04%       8.90%     15.09%
---------------------------------------------------------------------

NOTE: The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

(1) The 25 Strategy, the Dow(SM) 10 Strategy, the Select Small-Cap Strategy, the S&P(R) 10 Strategy, the Global 15 Strategy, the JNL 5 Strategy, the Nasdaq(R) 15 Strategy, the Value Line(R) 25 Strategy, the VIP Strategy, and the Dow(SM) Dividend Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.

(2) The hypothetical total return shown does not take into consideration any sales charges, commissions, portfolio trading costs or taxes. The historical information reflects the Class A expenses charged each year and the hypothetical information reflects expenses charged at the rates most recently in effect. The hypothetical returns, net of Fund expenses, are computed monthly. Total return assumes that all dividends are reinvested. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance.

* In January 2005, the market capitalization and trading volume used during the stock selection process was revised for the Select Small Cap Strategy.

** The stock selection date was July 1st for 1999 and 2000 before changing it to on or about January 1st in 2001.


    This Supplement is dated March 10, 2006.


    (To be used with VC3656 Rev. 05/05, V3652 Rev. 05/05, VC3657 Rev. 05/05,
    VC3723 Rev. 05/05, VC4224 Rev. 05/05, VC5526 Rev. 05/05, FVC4224FT Rev.
    05/05, VC5890 05/05, VC5869 05/05, HR105 Rev. 05/05, and VC2440 Rev. 05/05.)


                                                                     V5997 03/06